General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of general and administrative expenses [Abstract]
Schedule of Selling, General and Administrative Expenses
	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1	2 0 2 3
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	16,598	15,876	15,992	4,577
Professional services	2,471	2,366	2,658	681
Office maintenance	1,667	1,585	1,589	460
Depreciation and amortization	1,465	1,374	1,124	404
Share based payment expense	604	355	-	166
Vehicles	507	462	431	140
Communication	94	111	109	26
Bad and doubtful debts	(46)	42	(599)	(13)
Other	2,750	1,946	1,995	758
	26,110	24,117	23,299	7,199